..........................
                                                             OMB Approval
                                                      ..........................
                                                      OMB Number: 3235-0006
                                                      Expires:   August 31, 2012
                                                      Estimated average burden
                                                      hours per response....23.5
                                                      ..........................

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Noonday Asset Management Asia Pte. Ltd.
Address:   250 North Bridge Road
           No. 31-01
           Raffles City Tower
           179101, Singapore

           c/o Farallon Capital Management, L.L.C.
           One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-11716

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Authorized Signatory
Phone:   (415) 421-2132

Signature, Place, and Date of Signing:

/s/ Mark C. Wehrly
___________________________   San Francisco, California          May 17, 2010


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     Form 13F File Number     Name

     28-11402                 Noonday Asset Management, L.P.